Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average
			Summary	Average	Value of
	Summary		Compensation	compensation	initial fixed
	Compensation	Compensation	Table Total	Actual Paid to	$100
	Table Total	Actually paid	for Non-PEO	Non-PEO	Investment	Net Loss
	for PEO(1)(2)	to PEO(3)	NEOs(4)(5)	NEOs(6)	Based on TSR	(in thousands)
Year	($)	($)	($)	($)	($)	($)
2025	1,327,195	1,372,644	821,360	841,838	120.87	(74,898)
2024	1,010,565	876,272	727,047	652,772	100.00	(53,189)
2023	1,133,845	1,264,503	726,784	814,529	133.91	(30,656)
(1)	The principal executive officer (the “PEO”) was Mr. Cash in 2023, 2024, and 2025. Mr. Cash was our CEO for most of 2025 prior to his retirement in late 2025. Mr. Gili assumed the CEO position at that time.
(2)	Reflects the total compensation reported in the Summary Compensation Table for Mr. Cash in 2023, 2024, and 2025.
(3)	Represents the total compensation reported in the Summary Compensation Table adjusted in accordance with Item 402(v) of Regulation S-K. The adjustments are described more fully in the following table.
(4)	The Non-PEO NEOs were Mr. Gili, Mr. Hatten, and Mr. Smith in 2023, 2024, and 2025.
(5)	Reflects the average total compensation reported in the Summary Compensation Table for Messrs. Gili, Hatten and Smith for 2023, 2024, and 2025.
(6)	Represents the average total compensation reported in the Summary Compensation Table adjusted in accordance with Item 402(v) of Regulation S-K. The adjustments are described more fully in the following table.

Summary Compensation Table Adjustments to Arrive at Compensation Actually Paid

The table below provides the adjustments to the Summary Compensation Table amounts shown in the previous table to arrive at the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs.

	2025		2024		2023
		Non-PEO		Non-PEO		Non-PEO
	PEO	NEO	PEO	NEO	PEO	NEO
	Totals(1)	Averages(2)	Totals(1)	Averages(2)	Totals(1)	Averages(2)
Description	($)	($)	($)	($)	($)	($)
Summary compensation table Total compensation(3)	1,327,195	821,360	1,010,565	727,047	1,133,845	726,784
Subtract summary compensation table Stock awards(3)	(94,074)	(66,962)	(76,067)	(44,941)	(71,214)	(40,958)
Subtract summary compensation table Option awards(3)	(186,689)	(169,378)	(158,620)	(93,712)	(160,041)	(92,050)
Add fair value of awards granted during the covered year that are unvested at year end, determined as of covered year end(4)	255,431	223,695	209,165	123,574	230,146	132,371
Add change in fair value of awards granted in prior years that are unvested as of covered year end, determined based on the change in fair value from prior year end to covered year end(5)	50,828	20,019	(84,774)	(42,311)	89,836	42,021
Add change in fair value of awards granted in prior years that vest in the covered year, determined based on the change in fair value from prior year end to covered year vesting date(6)	19,953	13,104	(23,997)	(16,885)	41,931	46,361
Compensation actually paid	1,372,644	841,838	876,272	652,772	1,264,503	814,529
(1)	The PEO was Mr. Cash in 2023, 2024, and 2025. Mr. Cash was our CEO for most of 2025 prior to his retirement in late 2025. Mr. Gili assumed the CEO position at that time.
(2)	The Non-PEO NEOs were Mr. Gili, Mr. Hatten, and Mr. Smith in 2023, 2024, and 2025.
(3)	Reflects the total compensation, stock awards, and option awards reported in the Summary Compensation Table for the PEO and average compensation, stock awards, and option awards reported in the Summary Compensation Table for the non-PEO NEOs.
(4)	Reflects the fair value of the awards granted during the covered year that were unvested at the covered year end. The fair values were determined as of December 31 of each respective covered year.
(5)	Reflects the change in the fair value of the awards granted prior to the covered year that were unvested as of the covered year end. The change in the fair value of the awards was determined based on the change in the fair value from December 31 of each respective prior year end to December 31 of each respective covered year.
(6)	Reflects the change in the fair value of the awards granted prior to the covered year that vested in the covered year. The change in the fair value of the awards was determined based on the change in the fair value from December 31 of each respective prior year end to the vesting date of the awards in the respective covered year.

Per SEC rules, CAP was calculated by adjusting the Summary Compensation Table total and average compensation in the covered year as described in the above Summary Compensation Table Adjustments to Arrive at Compensation Actually Paid table. Changes in the market price of our Common Shares following the grant date of an award can significantly influence the CAP calculations.

The following table is intended to assist in understanding the CAP changes in the above tables:

	2023	2024	2025
Canadian dollar share price used for CAP and TSR calculations(1)	2.02	1.64	1.88
(1)	The Company’s stock and option awards are priced in Canadian dollars in accordance with the terms of the Amended and Restated Stock Option and RSU&EI Plans. All award adjustments in the Summary Compensation Table Adjustments to Arrive at Compensation Actually Paid table above are initially calculated in Canadian dollars and then converted to U.S. dollars using exchange rates in effect for the respective periods.

The change in the market price of our Common Shares can greatly impact CAP calculations. Our share price decreased from Canadian $2.02 in 2023 to Canadian $1.64 in 2024 and increased to Canadian $1.88 in 2025. These changes significantly influenced the 2024 and 2025 CAP adjustments noted in the preceding Summary Compensation Table Adjustments to Arrive at Compensation Actually Paid.

Named Executive Officers, Footnote
(1)	The principal executive officer (the “PEO”) was Mr. Cash in 2023, 2024, and 2025. Mr. Cash was our CEO for most of 2025 prior to his retirement in late 2025. Mr. Gili assumed the CEO position at that time.

PEO Total Compensation Amount	$ 1,327,195	$ 1,010,565	$ 1,133,845
PEO Actually Paid Compensation Amount	$ 1,372,644	876,272	1,264,503
Adjustment To PEO Compensation, Footnote

The table below provides the adjustments to the Summary Compensation Table amounts shown in the previous table to arrive at the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs.

	2025		2024		2023
		Non-PEO		Non-PEO		Non-PEO
	PEO	NEO	PEO	NEO	PEO	NEO
	Totals(1)	Averages(2)	Totals(1)	Averages(2)	Totals(1)	Averages(2)
Description	($)	($)	($)	($)	($)	($)
Summary compensation table Total compensation(3)	1,327,195	821,360	1,010,565	727,047	1,133,845	726,784
Subtract summary compensation table Stock awards(3)	(94,074)	(66,962)	(76,067)	(44,941)	(71,214)	(40,958)
Subtract summary compensation table Option awards(3)	(186,689)	(169,378)	(158,620)	(93,712)	(160,041)	(92,050)
Add fair value of awards granted during the covered year that are unvested at year end, determined as of covered year end(4)	255,431	223,695	209,165	123,574	230,146	132,371
Add change in fair value of awards granted in prior years that are unvested as of covered year end, determined based on the change in fair value from prior year end to covered year end(5)	50,828	20,019	(84,774)	(42,311)	89,836	42,021
Add change in fair value of awards granted in prior years that vest in the covered year, determined based on the change in fair value from prior year end to covered year vesting date(6)	19,953	13,104	(23,997)	(16,885)	41,931	46,361
Compensation actually paid	1,372,644	841,838	876,272	652,772	1,264,503	814,529
(1)	The PEO was Mr. Cash in 2023, 2024, and 2025. Mr. Cash was our CEO for most of 2025 prior to his retirement in late 2025. Mr. Gili assumed the CEO position at that time.
(2)	The Non-PEO NEOs were Mr. Gili, Mr. Hatten, and Mr. Smith in 2023, 2024, and 2025.
(3)	Reflects the total compensation, stock awards, and option awards reported in the Summary Compensation Table for the PEO and average compensation, stock awards, and option awards reported in the Summary Compensation Table for the non-PEO NEOs.
(4)	Reflects the fair value of the awards granted during the covered year that were unvested at the covered year end. The fair values were determined as of December 31 of each respective covered year.
(5)	Reflects the change in the fair value of the awards granted prior to the covered year that were unvested as of the covered year end. The change in the fair value of the awards was determined based on the change in the fair value from December 31 of each respective prior year end to December 31 of each respective covered year.
(6)	Reflects the change in the fair value of the awards granted prior to the covered year that vested in the covered year. The change in the fair value of the awards was determined based on the change in the fair value from December 31 of each respective prior year end to the vesting date of the awards in the respective covered year.

Non-PEO NEO Average Total Compensation Amount	$ 821,360	727,047	726,784
Non-PEO NEO Average Compensation Actually Paid Amount	$ 841,838	652,772	814,529
Adjustment to Non-PEO NEO Compensation Footnote

The table below provides the adjustments to the Summary Compensation Table amounts shown in the previous table to arrive at the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs.

	2025		2024		2023
		Non-PEO		Non-PEO		Non-PEO
	PEO	NEO	PEO	NEO	PEO	NEO
	Totals(1)	Averages(2)	Totals(1)	Averages(2)	Totals(1)	Averages(2)
Description	($)	($)	($)	($)	($)	($)
Summary compensation table Total compensation(3)	1,327,195	821,360	1,010,565	727,047	1,133,845	726,784
Subtract summary compensation table Stock awards(3)	(94,074)	(66,962)	(76,067)	(44,941)	(71,214)	(40,958)
Subtract summary compensation table Option awards(3)	(186,689)	(169,378)	(158,620)	(93,712)	(160,041)	(92,050)
Add fair value of awards granted during the covered year that are unvested at year end, determined as of covered year end(4)	255,431	223,695	209,165	123,574	230,146	132,371
Add change in fair value of awards granted in prior years that are unvested as of covered year end, determined based on the change in fair value from prior year end to covered year end(5)	50,828	20,019	(84,774)	(42,311)	89,836	42,021
Add change in fair value of awards granted in prior years that vest in the covered year, determined based on the change in fair value from prior year end to covered year vesting date(6)	19,953	13,104	(23,997)	(16,885)	41,931	46,361
Compensation actually paid	1,372,644	841,838	876,272	652,772	1,264,503	814,529
(1)	The PEO was Mr. Cash in 2023, 2024, and 2025. Mr. Cash was our CEO for most of 2025 prior to his retirement in late 2025. Mr. Gili assumed the CEO position at that time.
(2)	The Non-PEO NEOs were Mr. Gili, Mr. Hatten, and Mr. Smith in 2023, 2024, and 2025.
(3)	Reflects the total compensation, stock awards, and option awards reported in the Summary Compensation Table for the PEO and average compensation, stock awards, and option awards reported in the Summary Compensation Table for the non-PEO NEOs.
(4)	Reflects the fair value of the awards granted during the covered year that were unvested at the covered year end. The fair values were determined as of December 31 of each respective covered year.
(5)	Reflects the change in the fair value of the awards granted prior to the covered year that were unvested as of the covered year end. The change in the fair value of the awards was determined based on the change in the fair value from December 31 of each respective prior year end to December 31 of each respective covered year.
(6)	Reflects the change in the fair value of the awards granted prior to the covered year that vested in the covered year. The change in the fair value of the awards was determined based on the change in the fair value from December 31 of each respective prior year end to the vesting date of the awards in the respective covered year.

Compensation Actually Paid vs. Total Shareholder Return	The following chart shows the relationship between CAP and the Company’s TSR for the covered periods.
Compensation Actually Paid vs. Net Income

The following chart shows the relationship between CAP and the Company’s net loss for the covered periods.

Our net loss increased from $30.7 million in 2023, to $53.2 million in 2024, and to $74.9 million in 2025. After not being in commercial production for several years in response to depressed uranium prices, we initiated production activities at Lost Creek in 2023 in response to a recovering uranium market and significantly increased development expenditures, which led to increased losses. In 2024 and 2025, ramp up and optimization activities continued at Lost Creek while we initiated and continued construction and development at Shirley Basin. Because we initiated production at Lost Creek in 2023 and incurred significant expenditures for development costs at both Lost Creek and Shirley Basin in 2024 and 2025, our net loss does not necessarily align with how the Company or our Compensation Committee views the link between the Company’s performance and executive pay. Therefore, we do not rely on the relationship of net income to executive compensation, nor directly target it as an incentive, in our compensation program.

Compensation Actually Paid vs. Company Selected Measure	However, our business and industry are heavily dependent upon the market price for uranium, which performed similarly to our share price performance, as shown in the following chart.
Total Shareholder Return Amount	$ 120.87	100	133.91
Net Income (Loss)	$ (74,898,000)	(53,189,000)	(30,656,000)
PEO Name	Mr. Cash
Share Price | $ / shares				$ 1.88	$ 1.64	$ 2.02
Increase from $100 Investment due to share price performance	$ 121	100	134
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	255,431	209,165	230,146
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,828	(84,774)	89,836
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,953	(23,997)	41,931
PEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(94,074)	(76,067)	(71,214)
PEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(186,689)	(158,620)	(160,041)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	223,695	123,574	132,371
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,019	(42,311)	42,021
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,104	(16,885)	46,361
Non-PEO NEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(66,962)	(44,941)	(40,958)
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (169,378)	$ (93,712)	$ (92,050)